UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Sun Valley Gold LLC

Address: 620 Sun Valley Road
         P.O. Box 2759
         Sun Valley, Idaho 83353

13F File Number: 28-10808

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter F. Palmedo
Title:  President of Sun Valley Gold Corporation, the Managing Member
Phone:  208-726-2399


Signature, Place and Date of Signing:


/s/ Peter F. Palmedo          Sun Valley, Idaho              08/15/05
-----------------------    -----------------------       -----------------
   [Signature]                 [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 63

Form 13F Information Table Value Total: $167,181
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


           NONE

FORM 13F INFORMATION TABLE

COLUMN 1                 COLUMN  2          COLUMN 3     COLUMN 4        COLUMN 5         COLUMN 6  COLUMN 7      COLUMN 8

                         TITLE                           VALUE    SHRS OR    SH/  PUT/   INVESTMT   OTHER      VOTING AUTHORITY
NAME OF ISSUER           OF CLASS           CUSIP       (X$1000)  PRN AMT    PRN  CALL   DISCRETN   MGRS  SOLE       SHARED    NONE
--------------           --------           -----       --------  -------    ---  ----   --------   ----  ----       ------    ----
Apex Silver Mines Ltd.   ORD                G04074103      763       55,500  SH          SOLE                55,500
Aurizon Mines Ltd.       COM                05155P106    3,945    4,061,600  SH          SOLE             4,061,600
Bema Gold Corp           COM                08135F107    2,089      874,100  SH          SOLE               874,100
Compania de Minas
  Buenaventura           SPONSORED ADR      204448104    1,230       53,500  SH          SOLE                53,500
Cambior Inc              COM                13201L103    4,418    2,058,050  SH          SOLE             2,058,050
Coeur DAlene Mines
  Corp IDA               COM                192108108       40       10,900  SH          SOLE                10,900
Crystallex Intl Corp     COM                22942F101      111       30,785  SH          SOLE                30,785
Cumberland Res Ltd       COM                23077r100    3,243    2,837,900  SH          SOLE             2,837,900
Drdgold Ltd              SPONSORED ADR      26152h103       66       75,000  SH          SOLE                75,000
Freeport McMorgan
  Cooper & Go            CL B               35671D857      467       12,473  SH          SOLE                12,473
Glamis Gold Ltd.         COM                376775102      696       40,435  SH          SOLE                40,435
Gold Resv Inc.           CL A               38068N108    1,886      582,100  SH          SOLE               582,100
Golden Star Res
  Ltd. CDA               COM                38119T104    4,172    1,345,660  SH          SOLE             1,345,660
Harmony Gold
  Mng Ltd.               SPONSORED ADR      413216300    3,311      386,857  SH          SOLE               386,857
Hecla Mng Co             COM                422704106    4,130      905,600  SH          SOLE               905,600
Iamgold Corp             COM                450913108    1,350      200,000  SH          SOLE               200,000
Ivanhoe Mines Ltd        COM                46579N103      410       52,700  SH          SOLE                52,700
Kinross Gold Corp        COM NO PAR         496902404    3,820      626,200  SH          SOLE               626,200
Lihir Gold Ltd           SPONSORED ADR      532349107    1,021       55,000  SH          SOLE                55,000
Metallica Res Inc        COM                59125J104    2,010    1,630,400  SH          SOLE             1,630,400
Minefinders Ltd          COM                602900102    3,667      788,100  SH          SOLE               788,100
Miramar Mining Corp      COM                60466E100    3,674    3,169,500  SH          SOLE             3,169,500
Nevsun Res Ltd           COM                64156L101      219      112,500  SH          SOLE               112,500
Pan American
  Silver Corp            COM                697900108    1,371       92,700  SH          SOLE                92,700
Placer Dome Inc          COM                725906101    8,223      534,681  SH          SOLE               534,681
Queenstake Resources
  Ltd. Yukon             COM                748314101      131      628,000  SH          SOLE               628,000
Randgold Res Ltd.        ADR                752344309    4,440      315,786  SH          SOLE               315,786
Streetracks Gold Tr      GOLD SHS           863307104    5,056      116,400  SH          SOLE               116,400
Yamana Gold Inc          COM                98462Y100      602      165,790  SH          SOLE               165,790
Durban Roodeport
  Deep Ltd               NOTE 6.000% 11/1   266597AB9    3,200    4,000,000  PRN         SOLE             4,000,000
Yamana Gold Inc          *W EXP 7/31/200    98462Y118    2,878    1,141,133  SH          SOLE             1,141,133
Arch Coal Inc            COM                039380100    2,930       53,800  SH          SHARED-OTHER                   53,800
BHP Billiton Ltd         SPONSORED ADR      088606108    2,432       89,100  SH          SHARED-OTHER                   89,100
Cambior Inc.             COM                13201L103    5,781    2,692,820  SH          SHARED-OTHER                2,692,820
Cameco Corp              COM                13321L108    5,960      133,600  SH          SHARED-OTHER                  133,600
Coeur DAlene Mines
  Corp IDA               COM                192108108    1,546      426,000  SH          SHARED-OTHER                  426,000
Consol Energy Inc        COM                2085P109     2,504       46,737  SH          SHARED-OTHER                   46,737
Gammon Lake
  Resources Inc          COM                364915108    5,870      872,200  SH          SHARED-OTHER                  872,200
Gold Resv Inc            CL A               38068N108    1,075      331,600  SH          SHARED-OTHER                  331,600
Goldcorp Inc New         COM                380956409    2,014      127,625  SH          SHARED-OTHER                  127,625
Golden Star Res
  Ltd CDA                COM                38119T104    1,197      386,100  SH          SHARED-OTHER                  386,100
Hecla MNG Co             COM                422704106    2,266      497,000  SH          SHARED-OTHER                  497,000
Ivanhoe Mines Ltd        COM                46579N103   13,882    1,786,482  SH          SHARED-OTHER                1,786,482
Minefinders Ltd          COM                602900102    1,886      405,300  SH          SHARED-OTHER                  405,300
Miramar Mining Corp      COM                60466E100    4,012    3,461,039  SH          SHARED-OTHER                3,461,039
New Gold Inc CDA         COM                644535106    2,784      598,700  SH          SHARED-OTHER                  598,700
Pan American
  Silver Corp            COM                697900108    2,241      151,500  SH          SHARED-OTHER                  151,500
Peabody Energy Corp.     COM                704549104    3,591       69,000  SH          SHARED-OTHER                   69,000
Peru Copper Inc          COM                715455101    1,592    1,500,000  SH          SHARED-OTHER                1,500,000
Phelps Dodge Corp.       COM                717265102      444        4,800  SH          SHARED-OTHER                    4,800
Placer Dome, Inc.        COM                725906101    5,768      375,000  SH          SHARED-OTHER                  375,000
Randgold Res Ltd.        ADR                752344309    3,714      264,131  SH          SHARED-OTHER                  264,131
Rio Narcea Gold
  Mines Inc              COM                766909105    6,029    3,749,600  SH          SHARED-OTHER                3,749,600
SPDR TR                  UNIT SER 1         78462F103    2,980       25,000  SH          SHARED-OTHER                   25,000
Southern Peru
  Copper Corp.           COM                843611104      544       12,700  SH          SHARED-OTHER                   12,700
Titanium Metals
  Corporation            COM NEW            888339207    3,373       59,390  SH          SHARED-OTHER                   59,390
Valence Technology Inc   COM                918914102    1,220      435,792  SH          SHARED-OTHER                  435,792
Western Silver Corp      COM                959531104    1,830      210,300  SH          SHARED-OTHER                  210,300
Yamana Gold Inc.         COM                98462Y100    4,230    1,164,425  SH          SHARED-OTHER                1,164,425
Crystallex Intl Corp     COM                22942F101      540      150,000  SH          SHARED-OTHER                  150,000
Miramar Mining Corp      COM                60466E101      139      120,000  SH          SHARED-OTHER                  120,000
Northern Orion Res Inc   COM                665575106      123       50,000  SH          SHARED-OTHER                   50,000
Peru Copper Inc          *W EXP 3/18/200    715455119       49      750,000  SH          SHARED-OTHER                  750,000



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